Lease - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Lease
Lease term	12 months	12 months
Weighted Average Remaining Lease Term	1 year 1 month 6 days	1 year 1 month 6 days	14 years
Weighted Average Discount Rate	5.60%	5.60%	3.21%
Operating Lease Cost	¥ 8,029	$ 1,131	¥ 9,002
Short Term Lease Cost	231	$ 33	331	¥ 12,707
Operating leases capitalized	¥ 0		¥ 0